Deconsolidation of Roan Hk (Details)	1 Months Ended
	Sep. 17, 2021 USD ($)	Sep. 17, 2021 HKD ($)	Sep. 30, 2021
Deconsolidation Of Roan Hk [Abstract]
Equity transfer interest	100.00%	100.00%	100.00%
Transaction of company	$ 282	$ 2,200